NOTE 4 - NOTES PAYABLE (Details) (USD $)	Apr. 01, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Entire balance of principal and unpaid interest due on demand 1	$ 124,230	$ 124,230
Entire balance of principal and unpaid interest due on demand 2	649,049	649,049
Total current	773,279	773,279	773,279
Notes payable due within 2013	773,279	773,279
Notes payable due within 2014	0	0
Notes payable due within 2015	50,000	0
Notes payable due within 2016	0	0
Notes payable due within 2017	$ 0	$ 773,279